Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values Of Financial Instruments

The estimated fair values of financial instruments are as follows (in thousands):

	Successor		Predecessor
	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial liabilities:
Notes payable	$13,248	$13,248	$74,009	$74,009
8 1/2% Senior Notes due 2020	$325,000	$338,000	$—	$—
Senior Secured Term Loan due 2015	$—	$—	$206,000	$235,000
7 5/8% Senior Notes due 2012	$—	$—	$66,704	$20,469
10 3/4% Senior Notes due 2013	$—	$—	$138,912	$40,614
7 1/2% Senior Notes due 2014	$—	$—	$77,867	$21,742

Fair Value Of Debt

The following table represents a reconciliation of the beginning and ending balance for the Company’s Level 3 fair value measurements:

		Senior
	Notes	Secured
	Payable	Term Loan
	(in thousands)
Fair Value at December 31, 2011 (Predecessor)	$74,009	$235,000
Change in balance related to plan of reorganization (1)	—	—
Repayments of principal (2)	(74,009)	(235,000)
Borrowings of principal (3)	13,248	—
Increase in value during the period	—	—

Fair Value at December 31, 2012 (Successor)	$13,248	$—

(1)	Change is representative of payoff of the loan for the value reported at December 31, 2011, and not the face amount of the notes that were eliminated in accordance with the joint plan of reorganization.
(2)	Represents the actual amount of principal repaid
(3)	Represents the actual amount of principal borrowed

Summary Of Fair-Value Measurements Of Non-Financial Assets

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2011:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2011(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$94,751	$34,835
Inventory held for future development(3)	Level 3	$74,146	$93,479

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.